Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	HARTFORD SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 01, 2017
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2018